Borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
Short-term and long-term borrowings
The following table presents short-term and long-term borrowings of Nomura as of March 31, 2023 and 2024.

	Millions of yen
	March 31
	2023	2024
Short-term borrowings (1) :
Commercial paper	¥299,993	¥224,801
Bank borrowings	176,708	81,692
Other	531,840	748,224

Total	¥1,008,541	¥1,054,717

Long-term borrowings:
Long-term borrowings from banks and other financial institutions (2)	¥3,502,383	¥4,074,720
Bonds and notes issued (3) :
Fixed-rate obligations:
Japanese Yen denominated	872,588	1,252,324
Non-Japanese Yen denominated	3,042,649	4,116,627
Floating-rate obligations:
Japanese Yen denominated	893,832	546,628
Non-Japanese Yen denominated	409,160	571,108
Index / Equity-linked obligations:
Japanese Yen denominated	918,693	946,400
Non-Japanese Yen denominated	346,292	418,622

	6,483,214	7,851,709

Subtotal	9,985,597	11,926,429

Trading balances of secured borrowings	413,613	525,686

Total	¥10,399,210	¥12,452,115

(1)	Includes secured borrowings of ¥97,481 million and ¥144,920 million as of March 31, 2023 and March 31, 2024 respectively.
(2)	Includes secured borrowings of ¥84,999 million and ¥187,692 million as of March 31, 2023 and March 31, 2024 respectively.
(3)	Includes secured borrowings of ¥742,267 million and ¥903,662 million as of March 31, 2023 and March 31, 2024 respectively.

Long-term borrowings
Long-term borrowings consisted of the following:

	Millions of yen
	March 31
	2023	2024
Debt issued by the Company	¥4,154,579	¥4,243,445
Debt issued by subsidiaries — guaranteed by the Company (1)	2,026,071	5,156,514
Debt issued by subsidiaries — not guaranteed by the Company (1)	4,218,560	3,052,156

Total	¥10,399,210	¥12,452,115

(1)	Includes trading balances of secured borrowings.

Effective weighted-average interest rates of borrowings
The following table presents the effective weighted-average interest rates of borrowings, including the effect of fair value hedges, as of March 31, 2023 and 2024.

	March 31
	2023	2024
Short-term borrowings	1.23%	1.97%
Long-term borrowings	2.09%	3.09%
Fixed-rate obligations	2.40%	3.73%
Floating-rate obligations	2.08%	2.90%
Index / Equity-linked obligations	1.09%	1.05%

Maturities of long-term borrowings
The following table presents the aggregate annual maturities of long-term borrowings, including adjustments related to fair value hedges and liabilities measured at fair value, as of March 31, 2024:

Year ending March 31	Millions of yen
2025	¥1,146,494
2026	2,148,270
2027	1,225,988
2028	942,368
2029	1,322,863
2030 and thereafter	5,140,446

Subtotal	11,926,429

Trading balances of secured borrowings	525,686

Total	¥12,452,115